Derivatives and Foreign Exchange Risk Management , Freestanding Derivative Forward Contracts and Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended				12 Months Ended																			12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Foreign Currency Exchange Rate Contracts	Feb. 28, 2014 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap	Apr. 26, 2013 Interest Rate Swap	Mar. 31, 2013 Interest Rate Swap	Apr. 25, 2014 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging	Apr. 26, 2013 Cash Flow Hedging	Apr. 27, 2012 Cash Flow Hedging	Apr. 25, 2014 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging Interest Expense [Member] Interest Rate Swap	Apr. 26, 2013 Cash Flow Hedging Interest Expense [Member] Interest Rate Swap	Apr. 25, 2014 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Not Designated as Hedging Instrument Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Not Designated as Hedging Instrument Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Designated as Hedging Instrument [Member] Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Designated as Hedging Instrument [Member] Cash Flow Hedging Interest Rate Swap	Feb. 28, 2014 Designated as Hedging Instrument [Member] Cash Flow Hedging Interest Rate Swap	Mar. 31, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging Interest Rate Swap
Derivative Instruments
Derivative, Notional Amount			$ 8,051	$ 6,812																						$ 2,202	$ 2,059	$ 5,849	$ 4,753	$ 250	$ 250	$ 750
Freestanding Derivative Forward Contracts
Gain (loss) on foreign currency derivatives not designated as hedging instruments									15	26	53
Term of contract																												3 years
Cash Flow Hedges
Gains (losses) recognized in OCI on effective portion of derivative												(152)	121	332	(152)	121	332
Effective portion of gains (losses) on derivative reclassified from AOCI into income												51	101	(127)				8	1	94	103	(141)	(43)	(2)	14
Weighted average fixed rate of interest rate derivatives						2.83%
Unrealized Gain (Loss) on Cash Flow Hedging Instruments						7	(18)
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Accumulated Other Comprehensive Income (Loss), Net of Tax	(44)	58
Cash flow hedge unrealized losses to be reclassified over the next twelve months, net of tax	7
Derivative, Collateral, Obligation to Return Cash	0	30	0	24				68
Cash receipts upon termination of hedge					$ 8